QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 2/28

Date of reporting period: 05/31/2014

ITEM 1. SCHEDULE OF INVESTMENTS

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2014
(unaudited)

Number of		% of Total	Fair
Shares	Security Description	Investments	Value

	COMMON STOCKS	97.74%

	COMPUTERS/SOFTWARE	5.35%
83,443	Activision Blizzard, Inc.		$1,733,945
18,087	SanDisk Corp.		1,747,747

			3,481,692

	DIVERSIFIED FINANCIAL SERVICES	17.10%
31,725	CIT Group Inc.		1,411,128
52,102	Invesco Limited		1,912,143
35,588	JPMorgan Chase & Co.		1,977,625
146,220	KeyCorp		2,001,752
182,005	Regions Financial Corp.		1,854,631
51,765	Suntrust Banks, Inc.		1,983,635

			11,140,914

	HEALTHCARE	8.07%
48,916	Abbott Laboratories		1,957,129
18,266	Covance Inc.		1,531,787
20,950	Stryker Corp.		1,770,065

			5,258,981

	INSURANCE	7.78%
15,577	ACE Limited		1,615,491
26,528	Allstate Corp.		1,545,521
39,755	Lincoln National Corp.		1,906,650

			5,067,662

	INTEGRATED UTILITIES	11.46%
28,475	Halliburton Co.		1,840,624
53,378	Public Service Enterprise Group Inc.		2,079,607
35,431	Southerwestern Energy Co.		1,611,048
42,499	Wisconsin Energy Corp.		1,934,554

			7,465,833

	MEDIA	4.60%
19,451	The DIRECTV Group, Inc. Class A		1,603,540
19,914	Time Warner Inc.		1,390,595

			2,994,135

	MISCELLANEOUS MANUFACTURING	19.88%
12,086	3M Company		1,556,996
29,725	Analog Devices, Inc.		1,438,882
12,225	Becton, Dickinson and Co.		1,686,571
30,704	General Mills, Inc.		1,482,793
19,472	Ingredion Inc.		1,674,442
57,640	Kapstone Paper and Packing Corp.		1,780,016
23,320	Regal-Beloit Corp.		1,608,219
52,385	Zoetis Inc.		1,722,859

			12,950,778

	OIL & GAS SERVICES	8.06%
25,241	Baker Hughes Inc.		1,779,995
17,007	Helmerich & Payne, Inc.		1,869,920
55,684	MRC Global Inc.		1,603,142

			5,253,057

	PROFESSIONAL SERVICE	2.67%
21,204	Manpower, Inc.		1,738,304

	REAL ESTATE INVESTMENT TRUST	3.18%
27,190	Alexandria Real Estate Equities, Inc.		2,068,887

DGHM ALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2014
(unaudited)

Number of		% of Total	Fair
Shares	Security Description	Investments	Value

	RETAIL	4.22%
22,624	Bed Bath & Beyond Inc.		$1,376,670
90,516	Chico’s FAS, Inc.		1,372,223

			2,748,893

	TRANSPORTATION	5.37%
50,349	Delta Air Lines, Inc.		2,009,429
24,831	Thor Industries, Inc.		1,489,860

			3,499,289

	TOTAL COMMON STOCKS	97.74%	63,668,425

	SHORT TERM INVESTMENTS	2.26%
	Wells Fargo Advantage Treasury Plus Money
1,469,400	Market Fund 0.1%*		1,469,400

	TOTAL INVESTMENTS:	100.00%	$65,137,825

*Effective 7 day yield as of May 31, 2014

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2014:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$63,668,425	-	-	$63,668,425
Investment Companies	1,469,400	-	-	1,469,400

	$65,137,825	-	-	$65,137,825

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2014

At May 31, 2014 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $46,159,287 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$17,802,878
Gross unrealized depreciation	(293,740)

Net unrealized appreciation	$17,509,138

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2014
(unaudited)

Number of		% of Total	Fair
Shares	Security Description	Investments	Value

	COMMON STOCKS	97.37%

	BANKS	14.80%
11,534	Associated Banc-Corp.		$198,731
7,616	Colony Financial Inc.		168,771
10,260	First Midwest Bancorp, Inc.		164,160
4,525	Hancock Holding Co.		152,855
15,479	National Penn Bancshares, Inc.		159,124
12,831	Old National Bancorp		173,603
9,732	Provident Financial Services		164,763
6,985	Sandy Spring Bancorp, Inc.		165,614
4,898	Webster Financial Corp.		146,548
5,191	WesBanco, Inc.		152,823

			1,646,992

	COMMERCIAL SERVICES	2.86%
6,496	Korn/Ferry International		197,284
4,440	TrueBlue, Inc.		120,812

			318,096

	COMPUTERS/SOFTWARE/DATA	6.71%
8,408	Acxiom Corp.		191,114
8,708	AVG Technologies NV		168,587
5,373	PTC Inc.		197,726
9,371	Sykes Enterprise, Inc.		189,107

			746,534

	DIVERSIFIED REAL ESTATE INVESTMENTS	9.63%
8,410	BioMed Realty Trust, Inc.		182,497
16,684	Cousins Properties, Inc.		200,208
18,942	Glimcher Realty Trust		208,741
29,690	Hersha Hospitality Trust		187,938
17,785	Kite Realty Group Trust		110,445
3,749	Sun Communities, Inc.		181,526

			1,071,355

	FINANCE	2.84%
5,596	CoreLogic, Inc.		159,654
3,550	Piper Jaffray Companies, Inc.		156,306

			315,960

	HEALTHCARE	5.48%
5,935	Hanger, Inc.		180,305
6,253	ICON PLC ADR		264,314
3,835	Molina Healthcare Inc.		165,250

			609,869

	INSURANCE	5.26%
8,764	American Equity Investment Life Holding Co.		197,365
8,285	Crawford & Co. Class B		81,193
4,168	First American Financial Corp.		116,788
13,196	Radian Group Inc.		190,286

			585,632

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2014
(unaudited)

Number of		% of Total	Fair
Shares	Security Description	Investments	Value

	INVESTMENT SERVICES	2.16%
3,158	GAMCO Investors, Inc. Class A		$240,324

	MEDIA	2.99%
19,735	Entravision Communications Class A		105,780
19,863	Gray Television, Inc.		227,232

			333,012

	MISCELLANEOUS MANUFACTURING	16.50%
2,218	Clearwater Paper Corp.		137,671
1,609	Cytec Industries Inc.		159,854
5,580	EMCOR Group, Inc.		248,422
5,200	L. B. Foster Co. Class A		265,616
2,537	Greif Inc.		138,571
1,042	Hyster-Yale Materials Handling, Inc.		87,611
2,058	Kaiser Aluminum Corp.		140,911
5,303	Mueller Industries, Inc.		152,833
5,593	NetScout Systems, Inc.		217,400
1,208	Powell Industries, Inc.		74,691
3,986	A. Schulman, Inc.		140,347
2,350	Tower International Inc.		72,004

			1,835,931

	OIL & GAS SERVICES	6.15%
9,392	Pioneer Energy Services Corp.		149,333
14,894	Precision Drilling Corp.		193,026
8,174	Rex Energy Corp.		162,499
4,488	Vectren Corp.		178,982

			683,840

	RETAIL	6.42%
6,125	The Cato Corp. Class A		176,645
16,201	Chico’s FAS, Inc.		245,607
5,192	The Finish Line, Inc. Class A		148,855
3,016	Weis Markets, Inc.		142,868

			713,975

	TECHNOLOGY	2.68%
2,894	Anixter International Inc.		298,082

	TRANSPORTATION	6.36%
5,089	Old Dominion Freight Line, Inc.		325,492
3,188	Spirit Airlines Inc.		188,315
3,223	Thor Industries, Inc.		193,380

			707,187

DGHM V2000 SMALLCAP VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2014
(unaudited)

Number of		% of Total	Fair
Shares	Security Description	Investments	Value

	UTILITIES	6.53%
4,330	Avista Corp.		$135,572
4,431	Cleco Corp.		230,545
3,212	PDC Energy, Inc.		206,178
4,680	Portland General Electric Co.		154,768

			727,063

	TOTAL COMMON STOCKS	97.37%	10,833,852

	SHORT TERM INVESTMENTS	2.63%
	Wells Fargo Advantage Treasury Plus
293,193	Money Market Fund 0.1%**		293,193

	TOTAL INVESTMENTS:	100.00%	$11,127,045

*Effective 7 day yield as of May 31, 2014

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2014:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$10,833,852	-	-	$10,833,852
Investment Companies	293,193	-	-	293,193

	$11,127,045	-	-	$11,127,045

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended May 31, 2014.

At May 31, 2014 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $10,306,845 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$785,678
Gross unrealized depreciation	(258,671)

Net unrealized appreciation	$527,007

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.  Description of Exhibit

99.1  Certification of Principal Executive Officer

99.2  Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: July 24, 2014

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: July 24, 2014